UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-2556

Name of Fund:  Merrill Lynch Ready Assets Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch Ready Assets Trust, 800 Scudders Mill Road,
     Plainsboro, NJ, 08536.  Mailing address:  P.O. Box 9011,
     Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 07/01/04 - 09/30/04

Item 1 - Schedule of Investments


Merrill Lynch Ready Assets Trust
Schedule of Investments as of September 30, 2004                                         (in Thousands)
                                                        Face       Interest     Maturity
Issue                                                   Amount     Rate*          Date         Value
Certificates of Deposit - European - 2.7%

Credit Suisse First Boston Corp.                    $   24,000     1.55%       10/18/2004    $   23,999
							50,000     1.60        10/29/2004        49,995

Societe Generale                                        49,000     2.00        3/07/2005         48,970

Total Certificates of Deposit - European (Cost - $123,000)                                      122,964

Certificates of Deposit - Yankee - 3.9%

Canadian Imperial Bank of Commerce                      56,000     1.81+       10/14/2005        56,000

Credit Agricole Indosuez                                120,000    1.80+       4/19/2005        119,990

Total Certificates of Deposit - Yankee (Cost - $175,990)                                        175,990

Commercial Paper - 25.0%

Amstel Funding Corporation                              24,000      1.90       12/29/2004        23,886

Amsterdam Funding Corporation                           10,000      1.58       10/04/2004         9,999
                                                        20,000      1.77       10/20/2004        19,981

Aspen Funding Corporation                               36,000      1.60       10/01/2004        36,000

Barton Capital Corporation                              40,000      1.58       10/07/2004        39,990

Beta Finance Incorporated                               30,000      2.02       3/22/2005         29,699

CRC Funding, LLC                                        12,000      1.58       10/05/2004        11,998
                                                        23,000      1.59       10/06/2004        22,995
                                                        15,000      1.64       10/13/2004        14,992

Compass Securitization LLC                              48,530      1.61       10/19/2004        48,491
                                                        40,000      1.61       10/20/2004        39,966

Dorada Finance Incorporated                             15,000      2.04       3/24/2005         14,848

Edison Asset Securitization, LLC                        15,000      1.60       10/05/2004        14,997
                                                        36,000      1.51       10/12/2004        35,983

General Electric Capital Corporation                    25,000      1.75       2/02/2005         24,827

Greyhawk Funding LLC                                    23,000      1.78       10/22/2004        22,976
                                                        25,000      1.61       10/26/2004        24,972

HBOS Treasury Services PLC                              50,000      1.60       11/05/2004        49,918
                                                        25,000      1.75       2/10/2005         24,814

Jupiter Securitization Corporation                      30,000      1.59       10/12/2004        29,985
                                                        24,000      1.73       10/15/2004        23,984

Morgan Stanley                                          20,000      1.955+     10/28/2004        20,000
                                                        48,000      1.955+     3/11/2005         48,000
                                                        29,000      1.955+     3/25/2005         29,000

Newport Funding Corportion                              19,000      1.50       10/12/2004        18,991
                                                        38,000      1.78       10/25/2004        37,955
                                                        18,000      1.78       10/27/2004        17,977

Northern Rock PLC                                       25,000      1.52       10/15/2004        24,984

Old Line Funding, LLC                                   35,000      1.69       10/18/2004        34,972

PB Finance (Delaware), Inc.                             6,000       1.55       10/12/2004         5,997
                                                        44,000      1.92       12/27/2004        43,796

Santander Central Hispano Finance (Delaware), Inc.      50,000      1.80       2/11/2005         49,625
                                                        50,000      1.98       3/14/2005         49,525

Sheffield Receivables Corporation                       26,000      1.78       10/21/2004        25,974

Sigma Finance Incorporated                              23,000      1.52       10/04/2004        22,997

Spintab AB                                              50,000      1.70       11/29/2004        49,851

Thunder Bay Funding LLC                                 21,743      1.59       10/04/2004        21,740
                                                        10,000      1.52       10/12/2004         9,995

Variable Funding Capital Corporation                    35,000      1.78       10/21/2004        34,965

Windmill Funding Corporation                            25,000      1.60       10/06/2004        24,994

Total Commercial Paper (Cost - $1,136,787)                                                    1,136,639

Corporate Notes - 17.1%

American Honda Finance Corporation                      15,000      1.93+      3/07/2005         15,010
                                                        10,000     1.702+      7/22/2005         10,008
                                                        25,000      1.64+      8/04/2005         25,000
                                                        34,000      1.781+     8/15/2005         34,027

Associates Corporation of North America                 16,000      2.05+      6/27/2005         16,000

Beta Finance Incorporated                               49,000      1.718+     9/12/2005         49,003

Blue Heron Funding IX (Class A)                         21,000      1.87+      2/23/2005         21,000

CC (USA) Inc. (Centauri)                                31,000      1.81+      2/24/2005         31,000
                                                        23,000      1.81+      2/25/2005         22,995

General Electric Capital Corp.                          28,000      2.01+      10/04/2004        28,001
                                                        50,000      1.888+     10/17/2005        50,000

Goldman Sachs Group, Inc.                               51,700      1.75+      10/14/2005        51,700

J.P. Morgan Chase & Co.                                 77,250      1.99+      2/24/2005         77,343

Metropoitan Life Global Funding I                       11,500      1.80+      10/14/2005        11,500

Morgan Stanley                                          20,000      1.88+      8/15/2005         20,000
                                                        21,000      1.696+     10/04/2005        21,000
                                                        14,000      1.76+      10/14/2005        14,000
                                                        18,500      1.85+      10/27/2005        18,500

Nationwide Building Society                             13,000      1.96+      10/28/2005        13,000

Northern Rock PLC                                       21,500      1.87+      10/07/2005        21,500

Permanent Financing PLC                                 23,000      1.72+      6/10/2005         23,000

The Procter & Gamble Company                            33,500      1.83+      10/07/2005        33,500

Putnam Structured CDO                                   9,000       1.85+      4/15/2005          9,000

Sigma Finance Incorporated                              45,000      1.781+     11/19/2004        44,999
                                                        78,000      1.81+      3/10/2005         77,995
                                                        25,000      1.71+      3/15/2005         24,998

Westpac Banking Corporation                             11,000      1.85+      10/11/2005        11,000

Total Corporate Notes (Cost - $775,084)                                                         775,079

Funding Agreements - 3.9%

Jackson National Life Insurance Company                 86,000      1.73+      5/02/2005         86,000

Metropolitan Life Insurance Company                     20,000      1.76+      4/01/2005         20,000

Monumental Life Insurance Company                       20,000      1.795+     5/16/2005         20,000

New York Life Insurance Company                         20,000      1.94+      10/20/2004        20,000
                                                        30,000      1.90+      5/27/2005         30,000

Total Funding Agreements (Cost - $176,000)                                                      176,000

U.S. Government, Agency & Instrumentality Obligations-Discount - 5.0%

Fannie Mae                                              24,000      1.49       11/01/2004        23,967
                                                        25,000      1.255      11/03/2004        24,965
                                                        14,700      1.16       12/23/2004        14,638
                                                        62,100      1.46       2/04/2005         61,671

Freddie Mac                                             40,000      1.28       1/05/2005         39,792
                                                        25,000      1.83       2/08/2005         24,823
                                                        37,000      1.16       3/08/2005         36,671

Total U.S. Government, Agency & Instrumentality
Obligations - Discount (Cost - $226,928)                                                        226,527

U.S. Government, Agency & Instrumentality Obligations - Non-Discount - 40.7%

Fannie Mae                                              65,000      1.545+     10/29/2004        64,998
                                                        112,500     1.48+      1/07/2005        112,497
                                                        67,000      1.64+      2/18/2005         66,977
                                                        90,000      1.751+     2/18/2005         89,993
                                                        17,900      1.45       7/08/2005         17,788
                                                        12,000      7.00       7/15/2005         12,441
                                                        122,500     1.795+     7/29/2005        122,485
                                                        133,000     1.688+     8/17/2005        132,965
                                                        98,000      1.723+     8/29/2005         97,957
                                                        11,100      2.10       10/21/2005        11,065
                                                        12,000      2.25       2/17/2006         11,951
                                                        6,410       1.80       4/20/2006          6,332
                                                        8,550       2.55       6/01/2006          8,499
                                                        7,200       1.98%      6/26/2006          7,115
                                                        10,000      3.00       9/20/2006         10,034

Federal Farm Credit Bank                                23,000      1.77+      11/04/2004        23,000
                                                        89,500      1.665+     12/15/2004        89,499
                                                        110,000     1.78+      12/17/2004       110,004
                                                        38,500      1.77+      2/28/2005         38,498
                                                        21,000      1.846+     3/24/2005         20,997
                                                        29,000      1.596+     5/06/2005         28,997
                                                        112,500     1.601+     7/05/2005        112,487
                                                        11,100      1.606+     12/05/2005        11,102
                                                        19,000      1.74+      2/21/2006         18,995
                                                        13,000      1.663+     3/08/2006         13,000
                                                        22,000      1.731+     5/19/2006         21,993
                                                        9,500       2.15       7/21/2006          9,393
                                                        25,000      1.80+      8/16/2006         24,987
                                                        13,000      1.761+     2/20/2008         12,996

Federal Home Loan Bank                                  13,400      2.125      12/15/2004        13,406
                                                        67,400      1.625      4/15/2005         67,203
                                                        62,500      1.625      6/15/2005         62,227
                                                        17,800      1.42       6/30/2005         17,689
                                                        37,000      1.775+     7/15/2005         36,997
                                                        77,000      1.75+      7/26/2005         76,987
                                                        11,000      1.75       8/15/2005         10,949
                                                        47,500      1.50       8/26/2005         47,159
                                                        49,000      1.745+     9/12/2005         48,987
                                                        48,000      1.679+     9/16/2005         47,986
                                                        12,935      2.40       5/03/2006         12,883
                                                        5,000       2.25       6/23/2006          4,959

Freddie Mac                                             11,000      3.25       11/15/2004        11,019
                                                        11,600      3.875(c)   2/15/2005         11,684
                                                        9,000       2.41       11/04/2005         9,000
                                                        12,000      2.30       11/17/2005        11,982
                                                        12,000      2.35       12/09/2005        11,984
                                                        15,000      2.208      12/30/2005        14,947
                                                        15,000      2.15       1/30/2006         14,925
                                                        7,500       2.15       2/17/2006          7,460

Total U.S. Government, Agency & Instrumentality
Obligations - Non-Discount (Cost - $1,850,902)                                                1,849,478

Repurchase Agreements - 2.4%

Face
Amount      Issue

$ 107,136   UBS Securities LLC, purchased on 9/30/2004 to yield 1.86%
	    to 10/01/2004, repurchase p[rice $107,137, collateralized
            by Resolution Funding STRIPS, due 10/15/2012 to 1/15/2019                           107,136

Total Repurchase Agreements (Cost - $107,136)                                                   107,136

                                                             Shares
Issue                                                         Held                             Value

Short - Term Investments - 0.3%

Merrill Lynch Premier Institutional Fund (a)(b)              11,983                              11,983

Total Short - Term Investments (Cost - $11,983)                                                  11,983

Total Investments  (Cost - $4,583,810**)  - 101.0%                                            4,581,796
Liabilities in Excess of Other Assets - (1.0%)                                                  (45,959)
                                                                                         --------------
Net Assets - 100.0%                                                                      $    4,535,837
                                                                                         ==============

*Commercial Paper and certain U.S. Government, Agency &
Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are the rates in effect at September 30, 2004.

**The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:

                                    (in Thousands)

Aggregate cost                      $   4,583,810
                                    =============
Gross unrealized appreciation       $         171
Gross unrealized depreciation              (2,185)
                                    -------------
Net unrealized depreciation         $      (2,014)
                                    =============

+Floating rate notes.

(a)Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:
                                                   (in Thousands)

                                      Net              Interest/
Affiliate                          Activity        Dividend Income

Merrill Lynch Liquidity Series,
 LLC Money Market Series                -             $    6
Merrill Lynch Premier
 Institutional Fund              (190,556)            $  126


(b)Security was purchased with the cash proceeds from securities loans.

(c)Security, or portion of security, is on loan.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Ready Assets Trust


By:    /s/ Terry K. Glenn________
       Terry K. Glenn,
       President
       Merrill Lynch Ready Assets Trust


Date: November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terry K. Glenn________
       Terry K. Glenn
       President
       Merrill Lynch Ready Assets Trust


Date: November 19, 2004


By:    /s/ Donald C. Burke________
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Ready Assets Trust


Date: November 19, 2004